Cover	Aug. 25, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 25, 2023
Entity File Number	0-17249
Entity Registrant Name	AURA SYSTEMS, INC.
Entity Central Index Key	0000826253
Entity Tax Identification Number	95-4106894
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	20431 North Sea Circle
Entity Address, City or Town	Lake Forest
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92630
City Area Code	310
Local Phone Number	643-5300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	AUSI
Entity Emerging Growth Company	false